SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OPTIONS OUTSTANDING (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding	565,000,000	562,500,000
Stock Options Exercisable	466,626,419	416,388,889
Exercisable Prices One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price	$ 0.0137	$ 0.0137
Stock Options Outstanding	50,000,000	50,000,000
Stock Options Exercisable	32,181,971	12,500,000
Weighted Average Remaining Contractual Life (years)	4 years 2 months 19 days	5 years 2 months 19 days
Exercisable Prices Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price	$ 0.0036	$ 0.0036
Stock Options Outstanding	2,500,000	2,500,000
Stock Options Exercisable	833,328
Weighted Average Remaining Contractual Life (years)	8 years 11 months 1 day	9 years 11 months 1 day
Exercisable Prices Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price	$ 0.0395
Stock Options Outstanding	2,500,000
Stock Options Exercisable	138,888
Weighted Average Remaining Contractual Life (years)	9 years 4 months 2 days
Exercisable Prices Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price	$ 0.0126	$ 0.0126
Stock Options Outstanding	5,000,000	5,000,000
Stock Options Exercisable	3,472,232	972,222
Weighted Average Remaining Contractual Life (years)	7 years 5 months 1 day	8 years 5 months 1 day
Exercisable Prices Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price	$ 0.0121	$ 0.0121
Stock Options Outstanding	100,000,000	100,000,000
Stock Options Exercisable	25,000,000
Weighted Average Remaining Contractual Life (years)	4 years 5 months 15 days	5 years 5 months 15 days
Exercisable Prices Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price	$ 0.0223	$ 0.0223
Stock Options Outstanding	5,000,000	5,000,000
Stock Options Exercisable	5,000,000	2,916,667
Weighted Average Remaining Contractual Life (years)	6 years 2 months 15 days	7 years 2 months 15 days
Exercisable Prices Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price	$ 0.0210	$ 0.0210
Stock Options Outstanding	400,000,000	400,000,000
Stock Options Exercisable	400,000,000	400,000,000
Weighted Average Remaining Contractual Life (years)	3 years 3 months 10 days	4 years 3 months 10 days